Income Tax - Summary of Movements in Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Line Items]
At January 1	$ 1,123	$ 259
(charged) / credited to profit & loss	29	864
At December 31	1,152	1,123
Accrued Receivables
Disclosure Of Income Taxes [Line Items]
At January 1	900	259
(charged) / credited to profit & loss	46	641
At December 31	946	900
Other
Disclosure Of Income Taxes [Line Items]
At January 1	223
(charged) / credited to profit & loss	(17)	223
At December 31	$ 206	$ 223